Summary of Significant Accounting Policies (Details) - Schedule of financial statement amounts and balances of the consolidated VIEs - VIEs [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current Assets:
Cash and cash equivalents	$ 678,691	$ 2,394,869
Accounts receivable and contract assets, net	10,062	15,247
Prepayments and other assets	43,779	55,864
Amounts due from related parties	26,206,288	27,139,795
Total Current Assets	26,938,820	29,605,775
Property, equipment and software, net	28,698	53,888
Total Assets	26,967,518	29,659,663
Current Liabilities
Accrued expenses and other current liabilities	32,430	77,296
Taxes (benefit) payable	(12,624)	11,909
Total Current Liabilities	19,806	89,205
Total Liabilities	19,806	89,205
Net revenues	27,324	311,725	$ 1,759,941
Net loss	(348,806)	(11,527,588)	(24,258,182)
Net cash provided by (used in) operating activities	(559,973)	5,613,401	21,401,699
Net cash provided by (used in) investing activities		(1,455,547)	407,419
Net cash (used in) financing activities	$ (1,156,948)	$ (13,203,558)	$ (13,127,699)